EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net income (loss)		$ (44)	$ 1	$ 6
Net earnings (loss) per basic share (USD per share)			$ 18.92	$ 67.72
Net earnings (loss) per diluted share (USD per share)			$ 18.92	$ 67.72
Class A exchangeable and Class B shareholders
Earnings per share [line items]
Net income (loss)	[1]	3	$ 0	$ 0
Class C shareholders
Earnings per share [line items]
Net income (loss)	[1]	$ (52)	0	0
Net earnings (loss) per basic share (USD per share)		$ (2.58)
Net earnings (loss) per diluted share (USD per share)		$ (2.58)
Class A exchangeable shares
Earnings per share [line items]
Net income (loss)	[2]	$ 5	$ 1	$ 6

[1]	For the period from June 28, 2021 to December 31, 2021. See Note 1(b).3. Basic and diluted earnings per share for the years ended December 31, 2020 and 2019 are attributed to our predecessor company Brookfield Annuity Holdings Inc. See Note 2(ag).
[2]	For the periods prior to June 28, 2021. See Note 1(b).